Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events

Note 16. Subsequent Events

We have evaluated events and transactions that occurred subsequent to March 31, 2012 through the date the financial statements were issued, for potential recognition or disclosure in the accompanying condensed consolidated financial statements. We did not identify any events or transactions that should be recognized or disclosed in the accompanying condensed consolidated financial statements.

Note 18. Subsequent Events

We have evaluated events and transactions that occurred subsequent to December 31, 2011 through the date the financial statements were issued, for potential recognition or disclosure in the accompanying consolidated financial statements.

Except as disclosed in Note 14, we did not identify any events or transactions that should be recognized or disclosed in the accompanying consolidated financial statements.